Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investments Based on:		GAAP Net Income ($000s)(7) ($)	Tangible Economic Return(8) (%)
	($)	($)			TSR(5) ($)	Peer Group TSR(6) ($)
2025(9)	19,270,629	29,350,853	6,097,263	8,877,267	127.93	121.83	2,051,690	20.2
2024	17,825,542	21,381,925	5,833,893	6,788,368	91.46	102.70	1,011,768	11.9
2023	15,327,300	16,790,236	4,936,439	5,299,208	84.73	96.85	(1,638,457)	6.1
2022	14,323,682	11,087,169	5,420,097	4,916,762	80.79	83.07	1,726,420	(23.7)
2021	9,138,764	9,511,494	3,882,162	4,027,576	102.51	116.69	2,396,280	0.1

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Finkelstein for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Finkelstein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Finkelstein during the applicable year. The Company does not sponsor any defined benefit or pension plans, so pension benefit adjustments have not been reflected. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Finkelstein’s total compensation in the most recent fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Adjusted Equity Value(b) ($)	Compensation Actually Paid ($)
2025	19,270,629	(9,483,629)	19,563,853	29,350,853

(a)
The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The adjusted equity value for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values for the equity values set forth in the table below did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the adjusted equity value are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	11,499,457	(3,698,196)	—	7,297,478	—	4,465,114	19,563,853

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs, which include the Company’s NEOs as a group (excluding Mr. Finkelstein), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs in each applicable year are as follows:

(i)
for 2025, 2024 and 2023, Serena Wolfe, Steven F. Campbell and Anthony C. Green;

(ii)
for 2022, Serena Wolfe, Steven F. Campbell, Anthony C. Green, Ilker Ertas and Timothy P. Coffey; and

(iii)
for 2021, Serena Wolfe, Anthony C. Green, Ilker Ertas and Timothy P. Coffey.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.

The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the most recent fiscal year to determine the compensation actually paid, using the same methodology described in footnote 2 above:
Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Other NEOs ($)
2025	6,097,263	(2,696,270)	5,476,274	8,877,267

(a)
The amounts deducted or added in calculating the total average adjusted equity value for the most recent fiscal year are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	3,269,434	(854,381)	—	1,810,920	—	1,250,301	5,476,274

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The amount shown as the TSR reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, for the measure periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Performance Peer Group, which for purposes of this table reflects the Company’s industry sector and is the same as the Company’s peer group disclosed in the Stock Performance Graph in the Annual Report on Form 10-K Part II Item 5 for the year ended December 31, 2025.

(7)
The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year.

(8)
“Tangible Economic Return” or “Absolute Tangible Economic Return” means the Company’s change in tangible book value (calculated by summing common stock, additional paid-in capital, accumulated other comprehensive income (loss) and accumulated deficit less intangible assets) plus common dividends declared divided by the prior period’s tangible book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2025, 2024, 2023, 2022 and 2021 was 20.2%, 11.9% 6.1%, (23.7%) and 0.1%, respectively. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

(9)
Refer to the “Compensation Discussion and Analysis — Total Direct Compensation Table” for the total direct compensation paid or awarded to each NEO for 2025, including compensation for 2025 performance that was paid or awarded by the Company in early 2026, which the MDC Committee believes best aligns with how it views executive compensation for a given performance year.

Company Selected Measure Name	Tangible Economic Return
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Finkelstein for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs, which include the Company’s NEOs as a group (excluding Mr. Finkelstein), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs in each applicable year are as follows:

(i)
for 2025, 2024 and 2023, Serena Wolfe, Steven F. Campbell and Anthony C. Green;

(ii)
for 2022, Serena Wolfe, Steven F. Campbell, Anthony C. Green, Ilker Ertas and Timothy P. Coffey; and

(iii)
for 2021, Serena Wolfe, Anthony C. Green, Ilker Ertas and Timothy P. Coffey.

Peer Group Issuers, Footnote
(6)
The amount shown as the TSR reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, for the measure periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Performance Peer Group, which for purposes of this table reflects the Company’s industry sector and is the same as the Company’s peer group disclosed in the Stock Performance Graph in the Annual Report on Form 10-K Part II Item 5 for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 19,270,629	$ 17,825,542	$ 15,327,300	$ 14,323,682	$ 9,138,764
PEO Actually Paid Compensation Amount	$ 29,350,853	21,381,925	16,790,236	11,087,169	9,511,494
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Finkelstein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Finkelstein during the applicable year. The Company does not sponsor any defined benefit or pension plans, so pension benefit adjustments have not been reflected. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Finkelstein’s total compensation in the most recent fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Adjusted Equity Value(b) ($)	Compensation Actually Paid ($)
2025	19,270,629	(9,483,629)	19,563,853	29,350,853

(a)
The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The adjusted equity value for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values for the equity values set forth in the table below did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the adjusted equity value are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	11,499,457	(3,698,196)	—	7,297,478	—	4,465,114	19,563,853

Non-PEO NEO Average Total Compensation Amount	$ 6,097,263	5,833,893	4,936,439	5,420,097	3,882,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,877,267	6,788,368	5,299,208	4,916,762	4,027,576
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.

The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the most recent fiscal year to determine the compensation actually paid, using the same methodology described in footnote 2 above:
Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Other NEOs ($)
2025	6,097,263	(2,696,270)	5,476,274	8,877,267
(a)
The amounts deducted or added in calculating the total average adjusted equity value for the most recent fiscal year are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	3,269,434	(854,381)	—	1,810,920	—	1,250,301	5,476,274

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As described in greater detail in the Compensation Discussion and Analysis above, our executive compensation program reflects a variable pay-for-performance philosophy. The MDC Committee believes that the metrics utilized for our incentive awards represent key measures of the Company’s financial performance and support sustained value creation for stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
▪ Tangible Economic Return
▪ Total Stockholder Return
▪ Operating Efficiency to Equity
▪ Average EAD Return on Equity

Total Shareholder Return Amount	$ 127.93	91.46	84.73	80.79	102.51
Peer Group Total Shareholder Return Amount	121.83	102.7	96.85	83.07	116.69
Net Income (Loss)	$ 2,051,690,000	$ 1,011,768,000	$ (1,638,457,000)	$ 1,726,420,000	$ 2,396,280,000
Company Selected Measure Amount	20.2	11.9	6.1	(23.7)	0.1
PEO Name	Mr. Finkelstein
Equity Awards Adjustments, Footnote
(a)
The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The adjusted equity value for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values for the equity values set forth in the table below did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the adjusted equity value are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	11,499,457	(3,698,196)	—	7,297,478	—	4,465,114	19,563,853
(a)
The amounts deducted or added in calculating the total average adjusted equity value for the most recent fiscal year are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	3,269,434	(854,381)	—	1,810,920	—	1,250,301	5,476,274

Measure:: 1
Pay vs Performance Disclosure
Name	Tangible Economic Return
Non-GAAP Measure Description
(8)
“Tangible Economic Return” or “Absolute Tangible Economic Return” means the Company’s change in tangible book value (calculated by summing common stock, additional paid-in capital, accumulated other comprehensive income (loss) and accumulated deficit less intangible assets) plus common dividends declared divided by the prior period’s tangible book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2025, 2024, 2023, 2022 and 2021 was 20.2%, 11.9% 6.1%, (23.7%) and 0.1%, respectively. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Efficiency to Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Average EAD Return on Equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,483,629)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,563,853
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,499,457
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,698,196)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,297,478
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,465,114
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,696,270)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,476,274
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,269,434
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(854,381)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,810,920
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,250,301